UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1:	Schedule of Investments

				Face	Market
		Maturity		Amount	Value
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Massachusetts (94.2%)
Beverly MA GO	5.250%	11/1/12	(1)	1,925	2,110
Beverly MA GO	5.250%	11/1/13	(1)	1,855	2,058
Boston MA Convention Center Rev.	5.000%	5/1/18	(2)	4,975	5,146
Boston MA GO	5.750%	2/1/10	(Prere.)	1,955	2,059
Boston MA GO	5.000%	2/1/12	(1)(Prere.)	3,765	4,063
Boston MA GO	5.000%	3/1/16		7,295	8,113
Boston MA Housing Auth. Rev.	5.000%	4/1/23	(4)	2,000	2,087
Boston MA Housing Auth. Rev.	5.000%	4/1/25	(4)	5,440	5,628
Boston MA Special Obligation Rev. (Boston City Hosp.)	5.000%	8/1/17	(1)	2,000	2,114
Boston MA Water & Sewer Comm. Rev.	5.750%	11/1/13		540	583
Chelsea MA GO	5.500%	6/15/09	(2)	90	93
Foxborough MA Stadium Infrastructure Improvement Rev.	5.750%	6/1/10	(Prere.)	2,500	2,684
Framingham MA Housing Auth. Mortgage Rev.	6.200%	2/20/21		900	968
Framingham MA Housing Auth. Mortgage Rev.	6.350%	2/20/32		2,000	2,102
Holyoke MA Gas & Electric Dept. Rev.	5.000%	12/1/21	(1)	2,395	2,450
Littleton MA GO	5.000%	1/15/22	(3)	1,280	1,315
Lynn MA GO	5.250%	6/1/13	(2)	1,530	1,576
Massachusetts Bay Transp. Auth. Rev.	7.000%	3/1/09		2,000	2,053
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/10	(Prere.)	630	666
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/10	(Prere.)	3,950	4,178
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/14		5,000	5,590
Massachusetts Bay Transp. Auth. Rev.	6.200%	3/1/16		5,325	6,099
Massachusetts Bay Transp. Auth. Rev.	5.000%	7/1/18	(Prere.)	10,000	11,098
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/22		5,285	6,006
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/23		5,325	5,913
Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/24		2,500	2,845
Massachusetts Bay Transp. Auth. Rev.	0.000%	7/1/29		1,020	328

Massachusetts Bay Transp. Auth. Rev.	5.500%	7/1/29	(1)	3,000	3,381
Massachusetts Bay Transp. Auth. Rev.	5.250%	7/1/30		420	432
Massachusetts College Building Auth. Rev.	0.000%	5/1/17	(10)	3,340	2,264
Massachusetts College Building Auth. Rev.	5.000%	5/1/38	(12)	15,000	14,861
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/18		2,000	2,060
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/20		3,105	3,156
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/22		3,985	4,009
Massachusetts Dev. Finance Agency Higher Educ. Rev. (Emerson College)	5.000%	1/1/23		3,710	3,725
Massachusetts Dev. Finance Agency Rev.	5.000%	1/1/36	(12)	10,000	10,029
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	6.000%	5/15/29	(2)	1,400	1,595
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.000%	10/1/35	(2)	2,000	1,954
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.375%	5/15/39		1,575	1,571
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.000%	7/1/42		5,000	4,927
Massachusetts Dev. Finance Agency Rev. (College of Pharmacy and Allied Health Services)	5.750%	7/1/13	(Prere.)	1,000	1,139
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/28		1,500	1,530
Massachusetts Dev. Finance Agency Rev. (Harvard Univ.) VRDO	2.400%	9/2/08		2,440	2,440
Massachusetts Dev. Finance Agency Rev. (Jewish Philanthropies)	5.250%	2/1/22		2,750	2,898
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.250%	7/1/31		4,000	4,042
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.000%	7/1/36		5,000	5,015
Massachusetts Dev. Finance Agency Rev. (Neville Communities)	6.000%	6/20/44		1,500	1,584

Massachusetts Dev. Finance Agency Rev. (Simmons College)	5.250%	10/1/33	(10)	6,000	5,805
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/10	(Prere.)	1,195	1,286
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/10	(Prere.)	3,000	3,229
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.000%	7/1/35		5,000	5,020
Massachusetts Dev. Finance Agency Rev. (Suffolk Univ.)	5.850%	7/1/09	(Prere.)	2,000	2,087
Massachusetts Dev. Finance Agency Rev. (Western New England College)	5.875%	12/1/12	(Prere.)	600	661
Massachusetts Dev. Finance Agency Rev. (Western New England College)	6.125%	12/1/12	(Prere.)	1,000	1,142
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.550%	7/1/19		1,000	1,002
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.650%	7/1/29		1,500	1,457
Massachusetts GAN	5.125%	12/15/10		1,480	1,507
Massachusetts GAN	5.750%	12/15/10		3,000	3,237
Massachusetts GAN	5.125%	12/15/12		1,750	1,781
Massachusetts GAN	5.750%	6/15/14		9,665	10,351
Massachusetts GO	5.250%	9/1/08		1,850	1,850
Massachusetts GO	5.625%	6/1/10	(Prere.)	1,450	1,540
Massachusetts GO	5.500%	11/1/11	(4)	14,000	15,243
Massachusetts GO	5.000%	8/1/12		4,945	5,365
Massachusetts GO	5.500%	11/1/12	(4)	9,000	9,974
Massachusetts GO	5.000%	8/1/14		11,965	13,196
Massachusetts GO	5.000%	3/1/15	(Prere.)	10,000	11,072
Massachusetts GO	5.000%	8/1/15	(4)	10,000	11,059
Massachusetts GO	5.000%	9/1/15	(Prere.)	5,000	5,575
Massachusetts GO	5.500%	11/1/17		5,000	5,727
Massachusetts GO	5.250%	8/1/18	(4)	5,060	5,690
Massachusetts GO	5.500%	10/1/18	(4)	10,200	11,685
Massachusetts GO	5.500%	10/1/18		4,955	5,681
Massachusetts GO	5.500%	11/1/19	(4)	5,550	6,334
Massachusetts GO	5.250%	8/1/22		5,000	5,555
Massachusetts GO	5.500%	12/1/22	(4)	2,000	2,274
Massachusetts GO	5.500%	8/1/30	(2)	10,000	11,204
Massachusetts GO VRDO	2.550%	9/2/08		1,100	1,100
Massachusetts GO VRDO	2.550%	9/2/08		1,000	1,000
Massachusetts GO VRDO	2.550%	9/2/08		1,500	1,500
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center)	5.750%	7/1/33		5,000	5,028

Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/26		6,255	6,337
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/27		5,575	5,636
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/19	(1)	50	51
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/28		3,000	2,764
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.000%	7/1/13		5,200	5,410
Massachusetts Health & Educ. Fac. Auth. Rev. (Caregroup)	5.125%	7/1/33		3,000	2,778
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.750%	7/1/16		2,000	2,111
Massachusetts Health & Educ. Fac. Auth. Rev. (Dana-Farber Cancer Institute)	5.000%	12/1/37		5,000	4,887
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/10	(Prere.)	5,825	6,295
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/20		1,000	1,222
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.125%	7/15/37		9,350	9,500
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.000%	10/1/38		5,000	5,117
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	1.900%	9/2/08		600	600
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.250%	8/15/37		10,000	9,941
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/12	(2)	320	343
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/10		520	533
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/16		1,235	1,238
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/21		6,765	7,636
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/30		5,000	5,533
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/32		7,730	8,791

Massachusetts Health & Educ. Fac. Auth. Rev. (Museum Fine) VRDO	2.400%	9/2/08		9,800	9,800
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/12	(3)(Prere.)	3,000	3,263
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/12	(3)(Prere.)	2,580	2,827
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/13	(3)	1,255	1,296
Massachusetts Health & Educ. Fac. Auth. Rev. (Northeastern Univ.)	5.000%	10/1/33		3,000	2,958
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/11		2,080	2,136
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/12		2,850	2,920
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/14		1,000	1,032
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/15		3,000	3,097
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/15	(1)	390	393
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.375%	7/1/24	(1)	1,605	1,616
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/13	(3)(Prere.)	1,090	1,199
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/13	(3)(Prere.)	1,175	1,292
Massachusetts Health & Educ. Fac. Auth. Rev. (Sterling & Francine Clark)	5.000%	7/1/36		8,000	8,020
Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.)	5.250%	2/15/30		2,000	2,020
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	5.250%	7/1/14	(2)	1,000	1,018
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.500%	7/1/21		5,000	5,115

	Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care Inc.)	6.625%	7/1/32		1,000	1,016
	Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.875%	10/1/10	(3)(Prere.)	4,000	4,344
	Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/27	(3)	1,850	1,864
	Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/11	(3)(Prere.)	435	470
	Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.250%	10/1/12	(1)(Prere.)	4,000	4,401
	Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/23	(3)	565	573
	Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College)	5.000%	7/1/23		2,400	2,497
	Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College) VRDO	1.950%	9/2/08		1,285	1,285
	Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College) VRDO	1.550%	9/8/08		3,000	3,000
	Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/28		1,000	1,014
	Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/31		5,000	5,117
[1]	Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/36		10,000	10,168
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.000%	7/1/10	(2)(ETM)	815	840
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/12	(1)	2,975	3,207
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/13	(1)	3,255	3,482
	Massachusetts Muni. Wholesale Electric Co. Power System Rev.	5.250%	7/1/16	(1)	4,500	4,757
	Massachusetts Port Auth. Rev.	5.750%	7/1/10		1,000	1,063
	Massachusetts Port Auth. Rev.	5.500%	7/1/16	(4)	10,000	11,338
	Massachusetts Port Auth. Rev.	5.000%	7/1/17	(4)	10,000	10,972

Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/24	(4)	15,000	15,604
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/25	(4)	10,125	10,465
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	5.000%	8/15/26	(4)	8,000	8,237
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	4.500%	8/15/27	(2)	7,225	7,107
Massachusetts School Building Auth. Dedicated Sales Tax Rev.	4.750%	8/15/32	(2)	9,360	9,228
Massachusetts Special Obligation Dedicated Tax Rev.	5.500%	1/1/27	(3)	15,000	16,270
Massachusetts Special Obligation Rev.	5.000%	12/15/09	(4)	3,010	3,127
Massachusetts Special Obligation Rev.	5.500%	6/1/12		5,000	5,499
Massachusetts Special Obligation Rev.	5.000%	12/15/13	(4)	1,895	2,079
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/20	(1)	3,000	1,725
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/25	(1)	5,000	2,130
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/28	(1)	7,000	2,484
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/09	(Prere.)	1,435	1,497
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/09	(Prere.)	615	644
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/13		7,550	8,381
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/15	(Prere.)	4,460	5,037
Massachusetts Water Pollution Abatement Trust	5.000%	8/1/16		5,000	5,564
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17		540	597
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/17		5,000	5,645
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/22		3,500	3,924
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/27		2,565	2,631
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/29		1,000	1,027
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/29		2,490	2,565

Massachusetts Water Pollution Abatement Trust	5.250%	8/1/30		5,000	5,534
Massachusetts Water Resources Auth. Rev.	6.000%	12/1/11	(3)	4,120	4,425
Massachusetts Water Resources Auth. Rev.	5.250%	8/1/32	(4)	5,000	5,423
Narragansett MA Regional School Dist. GO	6.500%	6/1/13	(2)	1,210	1,301
Newton Massachusetts School Dist.	4.500%	6/15/34		5,095	4,958
Pittsfield MA GO	5.000%	4/15/18	(1)	1,000	1,051
Quaboag MA Regional School Dist. GO	5.500%	6/1/18	(4)	1,355	1,427
Quaboag MA Regional School Dist. GO	5.500%	6/1/19	(4)	1,355	1,426
Rail Connections Inc. Massachusetts Rev.	5.300%	7/1/09	(ETM)	340	350
Rail Connections Inc. Massachusetts Rev.	5.400%	7/1/09	(Prere.)	520	547
Rail Connections Inc. Massachusetts Rev.	5.500%	7/1/09	(Prere.)	1,175	1,236

Rail Connections Inc. Massachusetts Rev.	6.000%	7/1/09	(Prere.)	570	602
Rail Connections Inc. Massachusetts Rev.	6.000%	7/1/09	(Prere.)	1,030	1,088
Route 3 North Transp. Improvement Assn. Massachusetts Lease Rev.	5.375%	6/15/10	(1)(Prere.)	2,500	2,647
Shrewsbury MA GO	5.000%	8/15/13		1,030	1,102
Shrewsbury MA GO	5.000%	8/15/17		1,900	2,027
Shrewsbury MA GO	5.000%	8/15/18		3,185	3,358
Shrewsbury MA GO	5.000%	8/15/19		1,000	1,054
Tantasqua MA Regional School Dist. GO	5.125%	8/15/10	(4)(Prere.)	2,575	2,750
Univ. of Massachusetts Building Auth. Refunding Rev.	6.875%	5/1/14	(ETM)	1,000	1,163
Univ. of Massachusetts Building Auth. Rev.	5.125%	11/1/10	(Prere.)	1,135	1,205
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10	(2)(Prere.)	2,600	2,783
Univ. of Massachusetts Building Auth. Rev.	5.500%	11/1/10	(2)(Prere.)	2,400	2,569
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/21	(2)	5,680	5,887
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/22	(2)	2,695	2,778
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/23	(2)	1,760	1,798
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/24	(2)	1,980	2,014
Univ. of Massachusetts Health & Educ. Fac. Auth. Rev.	5.000%	11/1/25	(2)	1,990	2,015

Westborough MA GO	5.000%	11/15/08		3,460	3,484
Westfield MA GO	5.000%	5/1/10	(3)(Prere.)	1,715	1,816
Worcester MA GO	5.500%	10/1/09	(3)	1,000	1,033
Worcester MA GO	5.750%	4/1/10	(4)(Prere.)	1,000	1,068
Worcester MA GO	5.625%	8/15/10	(3)(Prere.)	1,640	1,767
Worcester MA GO	5.500%	8/15/14	(3)	1,445	1,540
Worcester MA GO	5.500%	8/15/15	(3)	1,190	1,268
Worcester MA GO	5.250%	8/15/21	(3)	1,500	1,549
					746,397
Puerto Rico (4.4%)
Puerto Rico Electric Power Auth. Rev.	5.500%	7/1/17	(1)	5,000	5,318
Puerto Rico GO	5.000%	7/1/13	(Prere.)	860	948
Puerto Rico GO	5.500%	7/1/19	(2)	2,500	2,600
Puerto Rico GO	5.500%	7/1/22	(3)	3,500	3,610
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/12	(3)	5,080	5,335
Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds	5.500%	10/1/40	(ETM)	5,000	5,178
Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/12	(Prere.)	1,100	1,186

Puerto Rico Public Buildings Auth. Govt. Fac. Rev.	5.250%	7/1/36		400	394
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	2,015	2,180
Puerto Rico Public Finance Corp.	5.500%	2/1/12	(Prere.)	665	719
Puerto Rico Public Finance Corp.	5.125%	6/1/24	(2)(ETM)	2,155	2,305
Puerto Rico Public Finance Corp.	6.000%	8/1/26	(4)(12)(ETM)	4,000	4,727
					34,500
Virgin Islands (0.3%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/09		1,450	1,474
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/20		1,000	996
					2,470
Guam (0.3%)
Guam Econ. Dev. & Comm. Auth. Rev.	5.250%	6/1/32		2,450	2,212
Total Tax-Exempt Municipal Bonds (Cost $779,338)					785,579
Total Investments (99.2%) (Cost $779,338)					785,579
Other Assets and Liabilities-Net (0.8%)					6,437
Net Assets (100%)					792,016

1 Securities with a value of $1,525,000 have been segregated as initial margin for open futures contracts.

Key to Abbreviations

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At August 31, 2008, the cost of investment securities for tax purposes was $781,718,000. Net unrealized appreciation of investment securities for tax purposes was $3,861,000, consisting of unrealized gains of $12,618,000 on securities that had risen in value since their purchase and $8,757,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At August 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
30-Year U.S. Treasury Bond	(97)	11,379	44

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of August 31, 2008, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1- Quoted prices		44
Level 2- Other significant observable inputs	785,579
Level 3- Significant unobservable inputs
Total	785,579	44

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	October 14, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	October 14, 2008

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS TREASURER

Date:	October 14, 2008

* By: Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.